MARKETABLE SECURITIES (Tables)	12 Months Ended
Mar. 31, 2024
MARKETABLE SECURITIES
Marketable securities
	Shares/Warrants Held	Cost	Fair Value	Fair Value Increase(Decrease)
Company	(#)	($)	($)	($)
Carlyle Commodities Corp - Shares	550,000	907,500	24,750	(882,750)
Carlyle Commodities Corp - Warrants	550,000	727,000	3,000	(724,000)
Other	1,678,839	14,237	13,837	(400)
Total	2,778,839	1,648,737	41,587	(1,607,150)